Income Taxes (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Income Taxes [Abstract]
Deferred tax assets allowance of accounts receivable | $		$ 601	$ 41
Tax benefit rate	50.00%
Underpayment Taxes (in Yuan Renminbi) | ¥	¥ 100